4. Stockholders' Equity	5 Months Ended	9 Months Ended
	Dec. 31, 2016	Sep. 30, 2017
Equity [Abstract]
Stockholders' Equity

Common Stock

The Company's original Certificate of Incorporation authorized the Company to issue 10,000 shares of common stock, par value $0.001 per share.  On October 7, 2016, a board resolution was passed that authorized the number of shares to be increased to 50,000,000 shares.  On October 8, 2016, a board resolution was passed that authorized a forward split 3,000 to 1.

Common Stock

The Company has authorized 190,000,000 shares of $.001 par value common stock and 10,000,000 shares of $.001 par value preferred stock. At September 30, 2017 the Company has 38,453,328 share of common stock and no shares of preferred stock issued and outstanding.

Holders of shares of common stock are entitled to one vote for each share on all matters to be voted on by the stockholders. Holders of common stock do not have cumulative voting rights. Holders of common stock are entitled to share ratable in dividends, if any, as may be declared from time to time by the Board of Directors in its discretion from funds legally available therefore. In the event of liquidation, dissolution, or winding up of the Company, the holders of common stock are entitled to share pro rata in all assets remaining after payment in full of all liabilities. All of the outstanding shares of common stock are fully paid and non-assessable. Holders of common stock have no preemptive rights to purchase the Company’s common stock. There are no conversion or redemption rights or sinking fund provisions with respect to the common stock.

On March 16, 2017, the Board of Directors and Majority Shareholders approved the IIOT-OXYS, Inc. 2017 Stock Awards Plan, (the “Plan”). The Plan provides for granted incentive stock options, options that do not constitute incentive stock options, stock appreciation rights, restricted stock awards, phantom stock awards, or any combination of the foregoing, as is best suited to the particular circumstances. The Plan shall be effective upon its adoption by the Board. The aggregate number of common shares that may be issued under the Plan shall be 7,000,000 common shares. No further awards may be granted under the Plan after ten years following the effective date. The Plan shall remain in effect until all awards granted under the Plan have been satisfied or expired.

On July 28, 2017, the Company executed and closed the Securities Exchange Agreement dated effective March 16, 2017, between the Company, OXYS, and the shareholders of OXYS and changed its name to IIOT-OXYS, Inc. As a result of the closing, the Company issued 34,687,244 shares on a pro rata basis to the shareholders of OXYS, and OXYS became a wholly owned subsidiary of the Company. In addition, the Company cancelled 1,500,000 outstanding shares held by principal shareholders of the Company, which resulted in a total of 38,453,328 shares issued and outstanding upon completion of the Closing.